Schedule II Condensed Financial Information of Parent Company Only (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED FINANCIAL STATEMENTS
Net cash provided by (used in) operating activities	$ 35	$ 16,910	$ 18,584
Cash flows from investing activities:
Sales of divested businesses	587	21,760	5,278
Purchase of investments	(101,155)	(93,111)	(80,266)
Net change in restricted cash	27,244	(27,115)	(250)
Net change in short-term investments	19,988	(5,233)	(9,021)
Payments received on mortgages and other loan receivables	3,207	5,410	9,195
Other, net	0
Net cash provided by (used in) investing activities	36,332	(10,225)	5,778
Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings		19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(23,178)	(26,426)
Issuance of other long-term debt	7,762	13,046	3,452
Repayments of other long-term debt	(17,810)	(15,976)	(19,451)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Issuance of Common Stock	5,055
Purchase of Common Stock	(70)
Other, net	(35,591)	(1,536)	(16,455)
Net cash used in financing activities	(36,926)	(9,261)	(28,997)
Net decrease in cash	(530)	(2,537)	(4,102)
Cash at beginning of period	1,558	4,400	8,642
Cash at end of period	1,474	1,558	4,400
Parent Company
CONDENSED FINANCIAL STATEMENTS
Net cash provided by (used in) operating activities	(5,600)	(1,942)	(1,393)
Cash flows from investing activities:
Sale of investments	2,215	3,201	1,466
Maturities of investments	9	11
Sales of divested businesses	1,075	278	857
Purchase of investments	(19)	(55)	(400)
Net change in restricted cash	1,945	(183)	99
Net change in short-term investments	(7,130)	(4,291)	702
Contributions to subsidiaries - net	(15,973)	(2,574)	(5,683)
Payments received on mortgages and other loan receivables	341	785	515
Loans to subsidiaries - net	3,757	5,703	(5,927)
Other, net	1,543	(300)	(254)
Net cash provided by (used in) investing activities	(12,237)	2,575	(8,625)
Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings		19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(19,110)	(26,400)
Issuance of other long-term debt	2,135	1,996
Repayments of other long-term debt	(6,181)	(3,681)	(2,931)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Issuance of Common Stock	5,055
Loans from subsidiaries - net	11,519	(1,777)	1,563
Purchase of Common Stock	(70)
Other, net	(164)	(168)	(130)
Net cash used in financing activities	17,964	(641)	9,972
Net decrease in cash	127	(8)	(46)
Cash at beginning of period	49	57	103
Cash at end of period	176	49	57
Intercompany non-cash financing/investing activities:
Capital contributions in the form of bonds			2,698
Capital contributions to subsidiaries through forgiveness of loans		2,510	287
Other capital contributions - net	523	346	2,834
Paydown of FRBNY Credit Facility by subsidiary		4,068	26
Investment assets received through reduction of intercompany loan receivable		468
Exchange of intercompany payable with loan payable		469
Settlement of payable to subsidiary with return of capital from subsidiary			15,500
Exchange of intercompany receivable with loan receivable			528
Intercompany loan receivable offset by intercompany payable	18,284	1,364
Return of capital and dividend received in the form of bond trading securities	$ 3,668